UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                   New York, NY            August 14, 2007
---------------------------     -----------------------       ---------------
    [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              77
                                            ------------------

Form 13F Information Table Value Total:              $33,123
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                      NONE














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
                                                         SC-BVI PARTNERS
                                                            FORM 13F
                                                 FOR QUARTER ENDED June 30, 2007


                                                                                      ITEM 6:                             ITEM 8:
                                              ITEM 4:     ITEM 5:           INVESTMENT DISCRETION      ITEM 7:     VOTING AUTHORITY
                         ITEM 2:  ITEM 3:     Fair       Shares or               (b)Shares     (c)   Managers          SHARES
     ITEM 1:            Title of  Cusip       Market     Principal          (a)  as Defined   Shared    See        (a)    (b)    (c)
 Name of Issuer          Class    Number      Value       Amount           Sole  in Instr. V  Other  Instr. V     Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
3DFX Interactive Inc     Common   88553X103     21,285      43,000 SH       43,000    --        --      --        43,000   --    --
Ambase Corp.             Common   023164106     90,089     193,740 SH      193,740    --        --      --       193,740   --    --
Arcade Acquisition
 Corp.                   Common   038798104    158,455      21,500 SH       21,500    --        --      --        21,500   --    --
Arizona Star
 Resources Corp          Common   04059G106  1,719,989     157,364 SH      157,364    --        --      --       157,364   --    --
ATS Automation
 Tooling Sys             Common   001940105    887,004     107,500 SH      107,500    --        --      --       107,500   --    --
Auto Data Network                                                                     --        --      --
 Inc                     Common   05270Q104     36,120     103,200 SH      103,200                               103,200   --    --
Berkeley Tech Inc.       Sponsored                                                    --        --      --
                          ADR     08437M107    190,549     238,186 SH      238,186    --        --      --       238,186   --    --
C1 Energy Ltd            Common   12617Y105    172,862     944,360 SH      944,360                               944,360   --    --
Cadus Pharmaceutical                                                                  --        --      --
 Corp                    Common   127639102    441,304     239,839 SH      239,839    --        --      --       239,839   --    --
Capital Gold Corp        Common   14018Y106    417,090   1,147,210 SH    1,147,210                             1,147,210   --    --
Capital Southwest                                                                     --        --      --
 Corporation             Common   140501107  2,563,524      16,455 SH       16,455                                16,455   --    --
Captial Gold Corp        Common   14018Y106      7,576     166,667 War-               --        --      --
                                                                   rants   166,667                               166,667   --    --
Central Securities                                                                    --        --      --
 Corp                    Common   155123102    656,414      22,596 SH       22,596    --        --      --        22,596   --    --
CGX Energy Inc           Common   125405100    248,124     210,020 SH      210,020    --        --      --       210,020   --    --
Chaus Bernard            Common   162510200    182,858     225,750 SH      225,750                               225,750   --    --
Chief Consolidated                                                                    --        --      --
 Mining Co.              Common   168628105     23,518     235,180 SH      235,180                               235,180   --    --
China Healthcare                                                                      --        --      --
 Acquisition             Common   16939Q104    199,563      36,550 SH       36,550                                36,550   --    --
Churchill Ventures                                                                    --        --      --
 Ltd                     Common   17157P117      9,895       9,895 War-
                                                                   rants     9,895                                 9,895   --    --
Churchill Ventures                                                                    --        --      --
 Ltd                     Common   17157P109    205,594      26,875 SH       26,875    --        --      --        26,875   --    --
Cinch Energy             Common   17185X108    122,095     107,494 SH      107,494    --        --      --       107,494   --    --
Claude Resources Inc     Common   182873109    751,795     537,508 SH      537,508                               537,508   --    --
Coalcorp Mining Inc      Common   190135103    691,485     164,428 SH      164,428    --        --      --       164,428   --    --
Coalcorp Mining Inc      Common   190135103     22,948      30,000 War-               --        --      --
                                                                   rants    30,000    --        --      --        30,000   --    --
Concord Camera Corp      Common   206156200    332,743      73,130 SH       73,130    --        --      --        73,130   --    --
Defiant Resources                                                                     --        --      --
 Corp                    Common   24477C107    634,477     373,430 SH      373,430    --        --      --       373,430   --    --
Dekania Corp             Common   24488U104    300,893      32,250 SH       32,250    --        --      --        32,250   --    --
Dualex Energy Int'l      Common   26357W103      3,658      26,875 SH       26,875                                26,875   --    --
Dundee Precious Metals                                                                --        --      --
 Inc                     Common   265269209    734,637      86,001 SH       86,001    --        --      --        86,001   --    --
Dynabazaar Inc           Common   26779r104    120,400     430,000 SH      430,000    --        --      --       430,000   --    --
ECC Capital Corp         Common   26826M108    740,473   2,177,862 SH    2,177,862                             2,177,862   --    --
ECHO Healthcare Acquis   Common   27876C107    233,576      30,100 SH       30,100    --        --      --        30,100   --    --
ECS Holdings Ltd         Common   6327424 SG   416,844   1,129,610 SH    1,129,610    --        --      --     1,129,610   --    --
ESG Re Ltd.              Common   000G312151    14,416     720,822 SH      720,822    --        --      --       720,822   --    --
Excapsa Software Inc     Common   30066E107    712,382   3,104,299 SH    3,104,299    --        --      --     3,104,299   --    --
Gold Fields Ltd          Common   38059T106    337,393      21,490 SH       21,490    --        --      --        21,490   --    --
Goldcorp Inc             Common   380956409    509,335      21,500 SH       21,500    --        --      --        21,500   --    --
Good Harbor Partners
 Acq                     Common -
                          Class B 382094209     61,305      11,997 SH       11,997    --        --      --        11,997   --    --
Group TMM SA - ADR       Sponsored
                          ADR     40051D105    109,321      32,248 SH       32,248    --        --      --        32,248   --    --
Grubb & Ellis Realty
 Advisor                 Common   400096103      5,944       1,032 SH        1,032    --        --      --         1,032   --    --
Heico Corp               Common -
                          Class A 422806208  3,613,877     102,813 SH      102,813    --        --      --       102,813   --    --
Highview Resources Ltd   Common   43123G106     12,656     337,057 SH      337,057                               337,057   --    --
Hollinger Inc            Common   43556C606     72,665      99,244 SH       99,244    --        --      --        99,244   --    --
Hyde Park                                                                             --        --      --
 Acquisition Corp        Common   448638106     94,815      12,900 SH       12,900                                12,900   --    --
Israel Growth                                                                         --        --      --
 Partners Acq.           Common   465090207    119,433      23,650 SH       23,650    --        --      --        23,650   --    --
JK Acquisition Corp      Common   47759H106    149,640      25,800 SH       25,800                                25,800   --    --

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L S Starrett Co          Common -                                                     --        --      --
                          Class A 855668109    286,048      15,614 SH       15,614    --        --      --        15,614   --    --
Liberty Homes Inc.       Common -
                          Class A 530582204     76,626      18,920 SH       18,920    --        --      --        18,920   --    --
Liberty Homes Inc.       Common -
                          Class B 530582303     35,260       8,600 SH        8,600    --        --      --         8,600   --    --
Limoneira Co             Common   532746104    120,830         430 SH          430                                   430   --    --
Loon Energy Inc          Common   543921100    770,390   1,025,870 SH    1,025,870    --        --      --     1,025,870   --    --
LQ Corp Inc              Common   50213T104     40,850      43,000 SH       43,000    --        --      --        43,000   --    --
MBF Healthcare                                                                        --        --      --
 Acquisition Corp        Units    552650202    142,760      17,200 SH       17,200    --        --      --        17,200   --    --
Mcrae Industries         Common   582757209    117,355       8,857 SH        8,857                                 8,857   --    --
MDU Communication                                                                     --        --      --
 Int'l Inc               Common   582828109  1,065,570   1,197,270 SH    1,197,270    --        --      --     1,197,270   --    --
Medoro Resources Ltd     Common   58503R209    104,311     111,123 SH      111,123                               111,123   --    --
Middle Kingdon Allian    Common   595750407    918,803     118,250 SH      118,250    --        --      --       118,250   --    --
Middle Kingdon Allian    Common   595750126      4,131       5,435 War-               --        --      --
                                                                   rants     5,435                                 5,435   --    --
Molex Inc                Common -
                          Class A 608554200  1,593,159      60,006 SH       60,006    --        --      --        60,006   --    --
Nevsun Resources Ltd     Common   64156L101    123,432      49,433 SH       49,433                                49,433   --    --
Next Inc.                Common   65336T104     33,506     104,705 SH      104,705    --        --      --       104,705   --    --
Oakwood Homes            Common   674098207        374      22,016 SH       22,016                                22,016   --    --
Pantheon China                                                                        --        --      --
 Acquisition             Common   698659109    237,360      43,000 SH       43,000    --        --      --        43,000   --    --
Petrofalcon Corp         Common   716474101    732,611   1,182,500 SH    1,182,500    --        --      --     1,182,500   --    --
Quanta Capital Holdings  Common   B0147K9US  2,959,781   1,233,242 SH    1,233,242                             1,233,242   --    --
Renaissance Acq          Common   75966C305    722,400     129,000 SH      129,000                               129,000   --    --
Rolling Thunder Expl
 Ltd                     Common -
                          Class A 77570Y103     77,565      81,010 SH       81,010                                81,010   --    --
Shermen WSC Acquisition  Units    824197206    204,465      32,250 SH       32,250                                32,250   --    --
Silk Road Resources      Common   827101106     86,541      68,800 SH       68,800                                68,800   --    --
Silverwing Energy Inc.   Common   83149P102      3,331      16,130 SH       16,130    --        --      --        16,130   --    --
Simon Worldwide Inc.     Common   828815100     58,050     129,000 SH      129,000                               129,000   --    --
Sunridge Gold Corp       Common   86769Q102    501,369     264,410 SH      264,410    --        --      --       264,410   --    --
Tailwind Financial Inc   Common   874023104    475,107      62,350 SH       62,350    --        --      --        62,350   --    --
Transworld Corp          Common   89336R207    872,643     252,940 SH      252,940                               252,940   --    --
Truestar Petroleum Corp  Common   897867107      7,646      90,507 SH       90,507    --        --      --        90,507   --    --
Tusk Energy              Common   900891102     15,259       8,210 SH        8,210    --        --      --         8,210   --    --
Victory Acquisition
 Corp                    Common   92644D100    405,490      43,000 SH       43,000                                43,000   --    --
Westmoreland Coal Co     Common   960878106  1,179,060      43,000 SH       43,000    --        --      --        43,000   --    --
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